ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE	Accounts receivables, net consist of the following:
	December 31,
	2023	2022

Accounts receivables	$4,186,536	$1,104,187
Less: allowance for expected credit loss	(189,069)	(35,900)
	$3,997,467	$1,068,287

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	December 31,
	2023	2022

Balance at beginning of the year	$(35,900)	$(8,173)
Provision for the year	(153,074)	(27,619)
Exchange adjustment	(95)	(108)
Ending balance	$(189,069)	$(35,900)